Fair Values (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values (Tables) [Abstract]
Fair value assets and liabilities measured on recurring basis

The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring basis, categorized by GAAP's valuation hierarchy (as described in the preceding paragraphs), as of December 31:

	2012					2011
(Millions)	Total	Level 1		Level 2		Total	Level 1		Level 2
Assets:
Investment securities:(a)
Equity securities	$296		$296	$	―	$360		$360	$	―
Debt securities and other(b)	5,318		338		4,980	6,787		340		6,447
Derivatives(a)	942		―		942	1,516		―		1,516
Total assets	$6,556		$634		$5,922	$8,663		$700		$7,963
Liabilities:
Derivatives(a)	$329	$	―		$329	$108	$	―		$108
Total liabilities	$329	$	―		$329	$108	$	―		$108

  Refer to Note 6 for the fair values of investment securities and to Note 12 for the fair values of derivative assets and liabilities, both on a further disaggregated basis.
  The Level 1 amounts represent the Company's holdings of U.S. Government treasury obligations.

Estimated fair value of financial assets and financial liabilities

The following table discloses the estimated fair value for the Company's financial assets and financial liabilities that are not required to be carried at fair value on a recurring basis, as of December 31, 2012 and 2011:

	Carrying	Corresponding Fair Value Amount
2012 (Billions)	Value	Total			Level 1		Level 2			Level 3
Financial Assets:
Financial assets for which carrying values equal or
approximate fair value
Cash and cash equivalents	$22	$22			$21		$1	(a)	$	―
Other financial assets(b)	$47	$47		$	―		$47		$	―
Financial assets carried at other than fair value
Loans, net	$64	$65	(c)	$	―	$	―			$65

Financial Liabilities:
Financial liabilities for which carrying values equal or
approximate fair value	$55	$55		$	―		$55		$	―
Financial liabilities carried at other than fair value
Certificates of deposit(d)	$10	$10		$	―		$10		$	―
Long-term debt	$59	$62	(c)	$	―		$62		$	―

	Carrying	Fair
2011 (Billions)	Value	Value
Financial Assets:
Financial assets for which carrying values equal or
approximate fair value
Cash and cash equivalents	$25	$25
Other financial assets(b)	$45	$45
Financial assets carried at other than fair value
Loans, net	$61	$62	(c)

Financial Liabilities:
Financial liabilities for which carrying values equal or	$51	$51
approximate fair value
Financial liabilities carried at other than fair value
Certificates of deposit(d)	$12	$12
Long-term debt	$59	$62	(c)

  Reflects time deposits.
  Includes accounts receivables (including fair values of cardmember receivables of $8.0 billion held by consolidated VIEs as of December 31, 2012 and 2011, respectively), restricted cash and other miscellaneous assets.
  Includes fair values of loans of $32.4 billion and $33.3 billion, respectively, and long-term debt of $19.5 billion and $21.1 billion, respectively, held by consolidated VIEs as of December 31, 2012 and 2011.
  Presented as a component of customer deposits on the Consolidated Balance Sheets.